Investments (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 15,065	$ 8,748	$ 36,092
Gross realized gains	929	471	1,387
Gross realized losses	$ 264	$ 77	$ 1,057
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	28 months